PROMISSORY NOTES (Narrative) (Details)	1 Months Ended			12 Months Ended
	Aug. 19, 2022 USD ($)	Nov. 19, 2020 USD ($)	Jul. 01, 2019 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Nov. 21, 2019	Jan. 01, 2019 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Repayments of convertible debt				$ 40,000	$ 1,210,000
Interest expense				455,091	1,032,691
Fair value of derivative liability				$ 239,700			$ 1,006,368	$ 9,759,127
Interest rate				4.50%
Interest paid - cash				$ 504,147	$ 1,082,500
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Repayments of convertible debt	$ 41,600
Principal payments	40,000
Interest expense	$ 1,600
Aggregate principal amount							$ 2,000,000
Conversion price per share | $ / shares						$ 1
Interest rate of convertible promissory notes							4.00%
Fair value of derivative liability				0			$ 0
Convertible promissory notes [Member] | May 24, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Conversion price per share | $ / shares						$ 1.56
Note payable							$ 1,000,000
Interest rate							10.00%
Promissory notes payable [Member] | Silver State [Member] | Newman [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments		$ 506,667	$ 800,000
Note payable		$ 15,200,000	$ 2,000,000							$ 30,000,000
Interest rate		9.50%							9.50%	10.00%
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on April 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				3,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on July 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on October 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on January 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on April 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on July 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				3,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on December 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments				600,000
Principal payment of promissory note cancelled				$ 800,000